Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 92.5%
		Basic Materials: 5.0%
1,925,000	(1)	Aruba Investments, Inc., 8.750%, 02/15/2023	$ 1,884,084	0.4
410,000	(2)	Cleveland-Cliffs, Inc., 5.750%, 03/01/2025	319,800	0.1
695,000	(1)	Cleveland-Cliffs, Inc., 6.750%, 03/15/2026	618,116	0.1
1,450,000	(1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	1,317,035	0.3
1,080,000	(1)	Constellium SE, 5.750%, 05/15/2024	973,453	0.2
250,000	(1),(2)	Constellium SE, 5.875%, 02/15/2026	219,394	0.0
1,100,000	(1),(2)	Constellium SE, 6.625%, 03/01/2025	998,217	0.2
1,500,000	(1)	First Quantum Minerals Ltd., 6.500%, 03/01/2024	1,254,382	0.2
1,550,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,473,438	0.3
2,650,000		Freeport-McMoRan, Inc., 4.125%, 03/01/2028	2,329,721	0.5
400,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	349,020	0.1
1,475,000		Hecla Mining Co., 7.250%, 02/15/2028	1,298,737	0.3
2,275,000	(1)	Novelis Corp., 5.875%, 09/30/2026	2,248,456	0.4
1,575,000	(1)	OCI NV, 5.250%, 11/01/2024	1,378,125	0.3
2,200,000	(1)	OCI NV, 6.625%, 04/15/2023	2,024,000	0.4
1,425,000	(2)	Olin Corp., 5.125%, 09/15/2027	1,283,259	0.3
2,000,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	2,007,085	0.4
1,415,000	(1)	SPCM SA, 4.875%, 09/15/2025	1,347,745	0.3
1,270,000	(1),(2)	Tronox, Inc., 6.500%, 04/15/2026	1,152,620	0.2
		24,476,687		5.0

		Communications: 22.1%
1,000,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	1,048,050	0.2
1,625,000	(1)	Altice Finco SA, 7.625%, 02/15/2025	1,557,961	0.3
2,000,000		AMC Networks, Inc., 4.750%, 08/01/2025	1,957,510	0.4
1,600,000	(1)	Block Communications, Inc., 4.875%, 03/01/2028	1,497,000	0.3
2,300,000	(1)	C&W Senior Financing DAC, 7.500%, 10/15/2026	2,122,975	0.4
1,350,000		Cablevision Systems Corp., 5.875%, 09/15/2022	1,370,709	0.3
2,750,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	2,783,055	0.6
1,215,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,226,615	0.2
1,585,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	1,616,014	0.3
2,950,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	2,997,052	0.6
435,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	426,659	0.1
890,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 03/01/2030	892,714	0.2
1,000,000		CenturyLink, Inc., 5.625%, 04/01/2020	1,000,000	0.2
375,000		CenturyLink, Inc., 5.625%, 04/01/2025	379,217	0.1
280,000		CenturyLink, Inc., 6.450%, 06/15/2021	285,740	0.1
2,025,000	(1)	Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/2024	1,754,166	0.4
3,175,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	2,929,572	0.6
375,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	328,153	0.1
2,150,000	(1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	1,784,500	0.4
3,425,000	(2)	CSC Holdings LLC, 5.250%, 06/01/2024	3,454,952	0.7
2,350,000	(1)	CSC Holdings LLC, 5.500%, 05/15/2026	2,447,096	0.5
1,125,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	1,138,736	0.2
850,000	(1)	CSC Holdings LLC, 7.500%, 04/01/2028	911,529	0.2
1,725,000	(1),(2)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	1,553,573	0.3
903,000	(1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	738,782	0.1
2,104,000	(1),(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	1,418,727	0.3
625,000		DISH DBS Corp., 5.000%, 03/15/2023	604,700	0.1
1,400,000		DISH DBS Corp., 5.875%, 07/15/2022	1,370,824	0.3
2,175,000	(2)	DISH DBS Corp., 5.875%, 11/15/2024	2,131,685	0.4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,650,000		Embarq Corp., 7.995%, 06/01/2036	$ 1,642,286	0.3
1,650,000	(1),(2)	Entercom Media Corp., 7.250%, 11/01/2024	1,392,179	0.3
1,150,000	(1)	Frontier Communications Corp., 8.000%, 04/01/2027	1,140,604	0.2
1,975,000	(1),(2)	Gray Television, Inc., 5.125%, 10/15/2024	1,920,697	0.4
1,225,000	(1)	Gray Television, Inc., 7.000%, 05/15/2027	1,225,674	0.2
1,350,000	(1)	GTT Communications, Inc., 7.875%, 12/31/2024	880,875	0.2
1,850,000	(2)	Hughes Satellite Systems Corp., 6.625%, 08/01/2026	1,889,696	0.4
650,000	(1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	570,017	0.1
2,125,000	(2)	iHeartCommunications, Inc., 8.375%, 05/01/2027	1,821,019	0.4
1,950,000	(1),(2)	Intelsat Jackson Holdings SA, 8.500%, 10/15/2024	1,240,112	0.3
1,750,000		Intelsat Luxembourg SA, 8.125%, 06/01/2023	371,875	0.1
1,075,000	(1),(2)	Lamar Media Corp., 3.750%, 02/15/2028	1,015,746	0.2
360,000	(1)	Lamar Media Corp., 4.000%, 02/15/2030	337,500	0.1
2,150,000	(1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	2,129,683	0.4
975,000		Level 3 Financing, Inc., 5.125%, 05/01/2023	964,026	0.2
1,350,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	1,356,649	0.3
965,000	(1)	Match Group, Inc., 4.125%, 08/01/2030	867,897	0.2
2,050,000	(1)	MDC Partners, Inc., 6.500%, 05/01/2024	1,552,875	0.3
1,200,000	(1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	1,172,109	0.2
450,000	(1)	Netflix, Inc., 4.875%, 06/15/2030	459,315	0.1
2,450,000		Netflix, Inc., 5.875%, 11/15/2028	2,635,098	0.5
1,825,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 08/01/2024	1,729,178	0.4
1,750,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 07/15/2027	1,720,338	0.4
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/2030	1,150,582	0.2
1,025,000	(1)	Altice France SA/France, 7.375%, 05/01/2026	1,040,939	0.2
510,000	(1),(2)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	435,307	0.1
1,002,000	(1)	Sirius XM Radio, Inc., 4.625%, 07/15/2024	1,023,227	0.2
2,625,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	2,678,681	0.5
1,050,000	(1),(2)	Sprint Corp., 7.250%, 02/01/2028	1,059,188	0.2
2,475,000		Sprint Communications, Inc., 6.000%, 11/15/2022	2,588,702	0.5
3,100,000		Sprint Corp., 7.125%, 06/15/2024	3,425,454	0.7
2,100,000		Sprint Corp., 7.625%, 03/01/2026	2,388,435	0.5
445,000	(1)	TEGNA, Inc., 4.625%, 03/15/2028	393,547	0.1
1,625,000	(1)	TEGNA, Inc., 5.000%, 09/15/2029	1,468,594	0.3
1,025,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	1,021,892	0.2
1,250,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	1,275,688	0.3
1,525,000	(1)	Telesat Canada / Telesat LLC, 6.500%, 10/15/2027	1,472,464	0.3
2,150,000	(1)	Terrier Media Buyer, Inc., 8.875%, 12/15/2027	1,822,125	0.4
700,000		T-Mobile USA, Inc., 5.125%, 04/15/2025	720,958	0.1
2,650,000		T-Mobile USA, Inc., 6.500%, 01/15/2026	2,797,208	0.6
1,600,000	(1),(2)	Townsquare Media, Inc., 6.500%, 04/01/2023	1,549,992	0.3
1,620,000	(2),(3)	ViacomCBS, Inc., 6.250%, 02/28/2057	1,401,827	0.3
1,725,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	1,623,492	0.3
500,000	(1),(2)	ViaSat, Inc., 5.625%, 04/15/2027	496,525	0.1
1,400,000	(1)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	1,407,770	0.3
925,000	(1),(2)	Ziggo Bond Co. BV, 5.125%, 02/28/2030	911,703	0.2
525,000	(1),(2)	Ziggo BV, 4.875%, 01/15/2030	514,974	0.1
		108,432,988		22.1

		Consumer, Cyclical: 17.2%
3,725,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	3,580,638	0.7
1,335,000	(1)	Adams Homes, Inc., 7.500%, 02/15/2025	1,284,937	0.3
1,525,000	(1)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,055,948	0.2
1,575,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,554,474	0.3
2,725,000	(2)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	1,149,861	0.2
960,000	(1)	American Builders & Contractors Supply Co., Inc., 4.000%, 01/15/2028	878,928	0.2
618,000	(1)	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	529,935	0.1
618,000	(1)	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	529,935	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
450,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 01/15/2028	$ 358,875	0.1
1,250,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	1,010,931	0.2
2,540,000	(1),(2)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	1,853,438	0.4
1,550,000	(1)	CCM Merger, Inc., 6.000%, 03/15/2022	1,282,625	0.3
1,450,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	1,317,680	0.3
1,800,000	(1),(2)	Cedar Fair L.P., 5.250%, 07/15/2029	1,530,990	0.3
2,300,000		Century Communities, Inc., 5.875%, 07/15/2025	1,990,684	0.4
480,000	(1),(4)	Core & Main Holdings L.P., 8.625% (PIK Rate 9.375%, Cash Rate 8.625%), 09/15/2024	443,398	0.1
1,925,000	(1)	Core & Main L.P., 6.125%, 08/15/2025	1,804,630	0.4
2,600,000	(2)	Dana, Inc., 5.500%, 12/15/2024	2,291,263	0.5
940,000		Delta Air Lines, Inc., 2.900%, 10/28/2024	754,688	0.2
1,100,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	943,250	0.2
750,000		Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	660,000	0.1
1,000,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	932,500	0.2
1,525,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	1,017,354	0.2
2,900,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	1,848,344	0.4
2,600,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	2,427,763	0.5
1,450,000	(1)	IAA, Inc., 5.500%, 06/15/2027	1,410,922	0.3
1,525,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,465,590	0.3
900,000	(1)	International Game Technology PLC, 6.250%, 02/15/2022	832,365	0.2
1,475,000	(1)	International Game Technology PLC, 6.500%, 02/15/2025	1,316,231	0.3
2,925,000		L Brands, Inc., 6.750%, 07/01/2036	2,128,815	0.4
2,000,000		Lennar Corp., 5.250%, 06/01/2026	2,006,485	0.4
1,225,000		Lennar Corp., 5.375%, 10/01/2022	1,259,834	0.3
1,825,000	(1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	1,570,513	0.3
1,375,000	(1)	M/I Homes, Inc., 4.950%, 02/01/2028	1,177,344	0.2
650,000		M/I Homes, Inc., 5.625%, 08/01/2025	587,434	0.1
2,575,000	(1),(2)	Mattel, Inc., 5.875%, 12/15/2027	2,640,791	0.5
1,225,000		Meritage Homes Corp., 5.125%, 06/06/2027	1,161,965	0.2
1,325,000		Meritage Homes Corp., 7.000%, 04/01/2022	1,336,178	0.3
324,000	(2)	MGM Resorts International, 5.500%, 04/15/2027	296,638	0.1
775,000	(2)	MGM Resorts International, 5.750%, 06/15/2025	699,414	0.2
1,200,000	(2)	MGM Resorts International, 6.000%, 03/15/2023	1,165,506	0.2
1,675,000	(1),(2)	Michaels Stores, Inc., 8.000%, 07/15/2027	1,248,796	0.3
1,600,000	(1),(2)	Motion Bondco DAC, 6.625%, 11/15/2027	1,160,000	0.2
1,675,000		Murphy Oil USA, Inc., 4.750%, 09/15/2029	1,579,609	0.3
550,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	543,588	0.1
1,850,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	1,551,697	0.3
1,875,000	(1),(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	1,407,023	0.3
1,600,000	(1)	Performance Food Group, Inc., 5.500%, 10/15/2027	1,496,120	0.3
1,125,000	(1),(2)	PetSmart, Inc., 5.875%, 06/01/2025	1,116,562	0.2
2,150,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	2,041,425	0.4
1,175,000	(1),(2)	Scientific Games International, Inc., 5.000%, 10/15/2025	1,031,063	0.2
785,000		Scientific Games International, Inc., 6.625%, 05/15/2021	632,945	0.1
725,000	(1)	Scientific Games International, Inc., 7.000%, 05/15/2028	449,899	0.1
800,000	(1)	Scientific Games International, Inc., 8.250%, 03/15/2026	516,586	0.1
2,000,000		Sonic Automotive, Inc., 6.125%, 03/15/2027	1,777,085	0.4
1,210,000	(1)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	1,098,075	0.2
675,000	(1)	Station Casinos LLC, 4.500%, 02/15/2028	551,813	0.1
1,850,000	(1),(2)	Station Casinos LLC, 5.000%, 10/01/2025	1,554,574	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,150,000	(1)	Taylor Morrison Communities, Inc., 5.750%, 01/15/2028	$ 1,036,676	0.2
2,025,000	(2)	Tempur Sealy International, Inc., 5.500%, 06/15/2026	1,783,418	0.4
1,085,000	(2)	Tenneco, Inc., 5.000%, 07/15/2026	689,056	0.1
1,450,000	(1)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	1,327,548	0.3
2,500,000	(1),(2)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,476,650	0.3
1,425,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	1,375,884	0.3
645,000	(1)	WMG Acquisition Corp., 5.000%, 08/01/2023	645,803	0.1
2,000,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	1,923,000	0.4
		84,103,989		17.2

		Consumer, Non-cyclical: 18.8%
1,925,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/2022	1,851,011	0.4
110,000		Acadia Healthcare Co., Inc., 6.500%, 03/01/2024	107,938	0.0
900,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	897,750	0.2
1,625,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,662,944	0.3
2,200,000		Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 6.625%, 06/15/2024	2,249,434	0.5
1,085,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	1,068,050	0.2
1,475,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	1,400,317	0.3
1,425,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	1,362,299	0.3
3,850,000	(1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	4,044,618	0.8
1,475,000	(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	1,390,187	0.3
700,000	(1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	711,589	0.1
1,000,000	(1),(2)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	991,255	0.2
1,100,000	(1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	1,146,805	0.2
1,600,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	1,533,992	0.3
845,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	824,340	0.2
460,000	(1)	Centene Corp., 3.375%, 02/15/2030	429,525	0.1
2,450,000	(1)	Centene Corp., 4.625%, 12/15/2029	2,475,847	0.5
1,100,000		Centene Corp., 4.750%, 01/15/2025	1,120,630	0.2
945,000	(1)	Centene Corp., 4.750%, 01/15/2025	962,723	0.2
875,000	(1)	Centene Corp., 5.375%, 06/01/2026	906,202	0.2
2,050,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	1,961,594	0.4
2,335,000	(1)	CHS/Community Health Systems, Inc., 6.625%, 02/15/2025	2,177,387	0.4
1,625,000	(1),(2)	Cott Holdings, Inc., 5.500%, 04/01/2025	1,586,414	0.3
1,275,000		DaVita, Inc., 5.125%, 07/15/2024	1,279,150	0.3
1,675,000	(1),(2)	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.000%, 02/01/2025	1,153,120	0.2
2,850,000	(1)	Garda World Security Corp., 8.750%, 05/15/2025	2,643,289	0.5
2,300,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	2,273,648	0.5
4,625,000		HCA, Inc., 5.375%, 02/01/2025	4,734,821	1.0
775,000		HCA, Inc., 5.625%, 09/01/2028	815,494	0.2
765,000	(1)	Hertz Corp./The, 6.000%, 01/15/2028	405,871	0.1
806,000	(1)	Hertz Corp./The, 7.125%, 08/01/2026	426,515	0.1
108,000	(1)	Hertz Corp./The, 7.625%, 06/01/2022	88,290	0.0
1,250,000	(1),(2)	Hertz Corp., 5.500%, 10/15/2024	710,681	0.1
925,000	(1)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	919,027	0.2
1,700,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	1,727,625	0.4
1,515,000	(1),(2)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	1,625,671	0.3
1,575,000	(1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, 01/15/2030	1,634,929	0.3
1,425,000	(1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	1,440,141	0.3
1,775,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	1,609,258	0.3
3,820,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	3,823,446	0.8
890,000		Kraft Heinz Foods Co., 5.000%, 06/04/2042	847,465	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,095,000	(1)	LifePoint Health, Inc., 4.375%, 02/15/2027	$ 1,039,702	0.2
1,930,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	1,921,006	0.4
2,675,000	(1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	2,347,393	0.5
1,525,000		New Albertsons L.P., 7.450%, 08/01/2029	1,492,277	0.3
1,575,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	1,579,056	0.3
1,050,000	(1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	1,061,818	0.2
1,150,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	1,152,243	0.2
800,000	(1),(2),(4)	Polaris Intermediate Corp., 8.500% (PIK Rate 9.250%, Cash Rate 8.500%), 12/01/2022	625,984	0.1
2,900,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	2,966,845	0.6
2,225,000	(1)	Select Medical Corp., 6.250%, 08/15/2026	2,237,249	0.5
1,950,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	1,837,817	0.4
1,290,000		Tenet Healthcare Corp., 5.125%, 05/01/2025	1,228,725	0.2
2,700,000		Tenet Healthcare Corp., 6.750%, 06/15/2023	2,507,639	0.5
800,000		Tenet Healthcare Corp., 8.125%, 04/01/2022	760,272	0.2
1,250,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 04/15/2024	1,235,931	0.3
1,675,000		United Rentals North America, Inc., 4.875%, 01/15/2028	1,634,046	0.3
800,000		United Rentals North America, Inc., 5.250%, 01/15/2030	804,200	0.2
1,150,000		United Rentals North America, Inc., 5.500%, 07/15/2025	1,134,193	0.2
1,326,000		United Rentals North America, Inc., 6.500%, 12/15/2026	1,353,249	0.3
1,000,000	(1)	Vizient, Inc., 6.250%, 05/15/2027	1,006,458	0.2
1,675,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	1,472,610	0.3
		92,420,005		18.8

		Energy: 4.6%
920,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	641,700	0.1
550,000	(1),(2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	394,387	0.1
1,140,000	(1)	Baytex Energy Corp., 8.750%, 04/01/2027	443,460	0.1
466,950	(1)	Calfrac Holdings L.P., 10.875%, 03/15/2026	140,085	0.0
1,825,000		Callon Petroleum Co., 6.250%, 04/15/2023	447,070	0.1
2,080,000	(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	1,206,462	0.3
1,025,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/2023	580,616	0.1
2,280,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	2,237,261	0.5
1,150,000		Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	167,101	0.0
2,160,000	(1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	2,122,200	0.4
875,000	(1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	618,231	0.1
1,450,000	(1)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	1,033,897	0.2
1,695,000	(1)	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.000%, 08/01/2026	1,059,375	0.2
1,475,000		Montage Resources Corp., 8.875%, 07/15/2023	1,006,643	0.2
1,625,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	485,132	0.1
750,000	(2)	Murphy Oil Corp., 5.875%, 12/01/2027	394,913	0.1
1,025,000	(2)	Murphy Oil Corp., 5.750%, 08/15/2025	554,889	0.1
650,000	(1)	Noble Holding International Ltd., 7.875%, 02/01/2026	161,553	0.0
200,000	(1)	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/2027	142,110	0.0
2,800,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	1,745,912	0.4
640,000		Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	623,626	0.1
65,000		Sunoco L.P. / Sunoco Finance Corp., 5.500%, 02/15/2026	56,799	0.0
65,000		Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	54,505	0.0

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,925,000	(1),(2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	$ 1,014,412	0.2
475,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.500%, 03/01/2030	371,094	0.1
770,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.500%, 07/15/2027	662,200	0.2
1,445,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 01/15/2029	1,174,063	0.3
2,700,000	(2)	Transocean, Inc., 6.800%, 03/15/2038	642,060	0.1
1,175,000	(1),(2)	Viper Energy Partners L.P., 5.375%, 11/01/2027	993,521	0.2
625,000		WPX Energy, Inc., 4.500%, 01/15/2030	341,719	0.1
1,700,000		WPX Energy, Inc., 5.250%, 10/15/2027	944,435	0.2
		22,461,431		4.6

		Financial: 5.6%
338,000	(1)	AG Issuer LLC, 6.250%, 03/01/2028	286,455	0.1
2,050,000		Ally Financial, Inc., 5.750%, 11/20/2025	2,020,685	0.4
1,200,000	(1)	Altice France Holding SA, 6.000%, 02/15/2028	1,064,616	0.2
2,438,000	(1)	Altice France Holding SA, 10.500%, 05/15/2027	2,584,280	0.5
195,000		CIT Group, Inc., 5.250%, 03/07/2025	191,345	0.0
975,000		CIT Group, Inc., 6.125%, 03/09/2028	924,829	0.2
1,925,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	1,629,041	0.3
1,255,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	994,550	0.2
3,025,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.250%, 05/15/2026	2,875,631	0.6
1,615,000	(3)	JPMorgan Chase & Co., 4.600%, 12/31/2199	1,415,467	0.3
1,525,000	(1)	LPL Holdings, Inc., 4.625%, 11/15/2027	1,406,233	0.3
1,775,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	1,715,102	0.4
850,000		MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	786,781	0.2
1,650,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	1,612,999	0.3
575,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/2024	561,344	0.1
590,000	(2)	Navient Corp., 5.000%, 03/15/2027	511,648	0.1
925,000		Navient Corp., 7.250%, 09/25/2023	913,410	0.2
1,900,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	1,871,058	0.4
1,200,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	1,124,100	0.2
1,600,000	(1),(2)	SBA Communications Corp., 3.875%, 02/15/2027	1,616,000	0.3
465,000		Springleaf Finance Corp., 5.375%, 11/15/2029	428,297	0.1
600,000		Springleaf Finance Corp., 6.125%, 03/15/2024	597,048	0.1
450,000		Springleaf Finance Corp., 7.125%, 03/15/2026	442,969	0.1
		27,573,888		5.6

		Industrial: 12.0%
2,125,000	(1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	2,170,146	0.4
2,325,000		AECOM, 5.875%, 10/15/2024	2,287,230	0.5
1,425,000	(1)	Amsted Industries, Inc., 5.625%, 07/01/2027	1,398,577	0.3
2,550,000	(1),(4)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	2,204,347	0.4
1,750,000	(1)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	1,717,179	0.4
1,400,000	(1),(2)	Berry Global, Inc., 5.625%, 07/15/2027	1,456,973	0.3
2,150,000	(1)	BMC East LLC, 5.500%, 10/01/2024	2,093,552	0.4
925,000	(1)	Bombardier, Inc., 6.000%, 10/15/2022	700,687	0.1
550,000	(1)	Bombardier, Inc., 7.875%, 04/15/2027	383,666	0.1
2,000,000	(1)	Bombardier, Inc., 8.750%, 12/01/2021	1,673,500	0.3
1,710,000	(1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	1,690,408	0.3
1,950,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	1,765,969	0.4
1,550,000	(1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	1,449,250	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,700,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	$ 1,636,250	0.3
1,260,000	(1)	Clean Harbors, Inc., 4.875%, 07/15/2027	1,240,407	0.3
585,000	(1)	Clean Harbors, Inc., 5.125%, 07/15/2029	549,047	0.1
1,165,000	(1)	FXI Holdings, Inc., 7.875%, 11/01/2024	795,485	0.2
1,020,000	(1)	GFL Environmental, Inc., 8.500%, 05/01/2027	1,030,455	0.2
279,000	(1)	GFL Environmental, Inc., 7.000%, 06/01/2026	272,432	0.1
1,075,000	(1)	Granite US Holdings Corp., 11.000%, 10/01/2027	931,442	0.2
2,350,000	(1),(2)	Itron, Inc., 5.000%, 01/15/2026	2,252,575	0.5
2,125,000	(1)	James Hardie International Finance DAC, 4.750%, 01/15/2025	2,021,417	0.4
1,900,000	(1),(2)	Koppers, Inc., 6.000%, 02/15/2025	1,534,193	0.3
1,070,000	(1)	Masonite International Corp., 5.375%, 02/01/2028	1,057,535	0.2
1,050,000	(1)	Masonite International Corp., 5.750%, 09/15/2026	1,037,970	0.2
1,175,000	(1),(2)	Mauser Packaging Solutions Holding Co., 7.250%, 04/15/2025	898,910	0.2
1,850,000	(1)	Norbord, Inc., 5.750%, 07/15/2027	1,704,696	0.3
650,000	(1),(2)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	641,066	0.1
1,800,000	(1),(2)	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/2025	1,723,500	0.4
1,875,000	(1)	PGT Innovations, Inc., 6.750%, 08/01/2026	1,783,983	0.4
1,370,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	1,368,281	0.3
487,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	497,653	0.1
1,375,000	(1)	Sealed Air Corp., 5.500%, 09/15/2025	1,404,226	0.3
1,055,000	(1),(2)	Silgan Holdings, Inc., 4.125%, 02/01/2028	981,150	0.2
2,050,000	(1)	SSL Robotics LLC, 9.750%, 12/31/2023	2,126,875	0.4
3,275,000	(1)	Standard Industries, Inc./NJ, 6.000%, 10/15/2025	3,243,134	0.7
1,625,000	(1),(2)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	1,619,243	0.3
600,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	563,247	0.1
1,175,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	1,120,412	0.2
1,225,000	(1)	TransDigm, Inc., 5.500%, 11/15/2027	1,106,236	0.2
1,425,000		TransDigm, Inc., 6.375%, 06/15/2026	1,372,346	0.3
1,050,000		TransDigm, Inc., 6.500%, 05/15/2025	1,004,068	0.2
506,000	(1)	Zekelman Industries, Inc., 9.875%, 06/15/2023	491,769	0.1
		59,001,487		12.0

		Technology: 4.6%
2,400,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	2,348,988	0.5
1,400,000	(1)	Castle US Holding Corp., 9.500%, 02/15/2028	1,337,875	0.3
725,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	751,502	0.2
2,100,000	(2)	CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	2,201,944	0.4
2,775,000	(1),(2)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	2,587,604	0.5
430,000	(1)	Dell International LLC / EMC Corp., 5.875%, 06/15/2021	430,000	0.1
650,000	(1)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	673,563	0.1
1,575,000	(2)	Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	1,494,273	0.3
500,000	(1)	MSCI, Inc., 5.750%, 08/15/2025	519,915	0.1
1,375,000	(1)	MTS Systems Corp., 5.750%, 08/15/2027	1,287,058	0.3
500,000	(1)	Open Text Corp., 3.875%, 02/15/2028	472,344	0.1
535,000	(1)	Open Text Corp., 5.875%, 06/01/2026	564,131	0.1
900,000	(1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	851,288	0.2
1,630,000	(1)	RP Crown Parent LLC, 7.375%, 10/15/2024	1,567,318	0.3
1,020,000	(1)	Science Applications International Corp., 4.875%, 04/01/2028	984,938	0.2
2,525,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	2,329,388	0.5

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
2,500,000	(1),(2)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	$ 2,128,113	0.4
		22,530,242		4.6

		Utilities: 2.6%
2,300,000		Calpine Corp., 5.750%, 01/15/2025	2,144,750	0.4
1,400,000	(1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	1,303,750	0.3
2,175,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	2,194,042	0.4
1,950,000	(1),(2)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	1,845,178	0.4
1,190,000	(2)	NRG Energy, Inc., 5.750%, 01/15/2028	1,220,404	0.3
1,600,000		NRG Energy, Inc., 6.625%, 01/15/2027	1,672,880	0.3
925,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	959,195	0.2
1,250,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,296,000	0.3
		12,636,199		2.6

	Total Corporate Bonds/Notes
	(Cost $500,951,989)	453,636,916		92.5

BANK LOANS: 1.1%
		Consumer, Non-cyclical: 0.4%
1,456,563		Bellring Brands LLC - TL B 1L, 6.000%, (US0001M + 5.000%), 10/10/2024	1,376,451	0.3
1,293,451		Envision Healthcare Corporation 2018 1st Lien Term Loan, 4.739%, (US0003M + 3.750%), 09/28/2025	693,290	0.1
		2,069,741		0.4

		Containers & Glass Products: 0.2%
991,202		Reynolds Group Holdings Inc. USD 2017 Term Loan, 3.739%, (US0001M + 2.750%), 02/05/2023	945,359	0.2

		Electronics/Electrical: 0.3%
1,920,972		Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.762%, (US0003M + 3.000%), 11/03/2023	1,724,073	0.3

		Health Care: 0.2%
804,375		Bausch Health Companies, Inc. 2018 Term Loan B, 3.612%, (US0001M + 3.000%), 06/02/2025	770,859	0.2

	Total Bank Loans
	(Cost $6,093,120)	5,510,032		1.1

CONVERTIBLE BONDS/NOTES: 0.1%
		Communications: 0.1%
625,000		DISH Network Corp., 3.375%, 08/15/2026	508,970	0.1

		Financial: 0.0%
499,200	(1),(5)	Lehman Brothers Holdings, Inc., 8.160%, 05/30/2009	823	0.0

	Total Convertible Bonds/Notes
	(Cost $1,068,316)	509,793		0.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.2%
		Consumer Discretionary: –%
1,476	(1),(6),(7)	Perseus Holding Corp.	–	–

		Consumer Staples: 0.2%
24,842	(6),(7)	Southeastern Grocers, Inc.	794,944	0.2

		Energy: 0.0%
2		Amplify Energy Corp.	1	0.0
674	(6),(7)	Amplify Energy Corp.	–	–
424,441	(6),(7)	Ascent Resources - Utica LLC	5,094	0.0
		5,095		0.0

		Health Care: 0.0%
26	(2),(7)	Option Care Health, Inc.	246	0.0

		Information Technology: 0.0%
1	(7)	Avaya Holdings Corp.	8	0.0

	Total Common Stock
	(Cost $768,860)	800,293		0.2

PREFERRED STOCK: –%
		Consumer Discretionary: –%
775	(1),(6),(7)	Perseus Holding Corp.	–	–

	Total Preferred Stock
	(Cost $–)	–		–

WARRANTS: –%
		Health Care: –%
126	(6),(7)	Option Care Health, Inc. - Class A	–	–

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
WARRANTS: (continued)
		Health Care: (continued)
126	(6),(7)	Option Care Health, Inc. - Class B	$ –	–

	Total Warrants
	(Cost $–)	–		–

OTHER(8): –%
		Communications: –%
1,445,000	(6),(9)	Millicom International Cellular S.A. (Escrow)	–	–

		Energy: –%
2,000	(6),(9)	Green Field Energy Services, Inc. (Escrow)	–	–

	Total Other
	(Cost $–)	–		–

	Total Long-Term Investments
	(Cost $508,882,285)	460,457,034		93.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 13.2%
		Commercial Paper: 1.8%
297,000		American Express Company, 0.680%, 04/06/2020	296,967	0.1
950,000	(10)	Exxon Mobil Corp., 1.600%, 06/03/2020	946,424	0.2
950,000	(10)	Federal Republic of Germany, 1.620%, 05/21/2020	948,654	0.2
1,500,000		General Electric, 3.310%, 04/15/2020	1,497,969	0.3
2,950,000		HP, Inc., 3.040%, 04/09/2020	2,947,793	0.6
950,000	(10)	LMA Americas LLC, 1.660%, 04/07/2020	949,797	0.2
950,000	(10)	Pfizer Inc., 1.630%, 06/15/2020	946,410	0.2

	Total Commercial Paper
	(Cost $8,536,175)	8,534,014		1.8

		Floating Rate Notes: 6.1%
1,275,000	(10)	Australia & New Zealand Banking Group Ltd., 1.220%, 04/09/2020	1,275,200	0.2
1,275,000	(10)	Bank of America Corp., 1.200%, 05/07/2020	1,274,208	0.2
800,000	(10)	Bank of Montreal, 0.210%, 07/13/2020	797,452	0.2
950,000	(10)	Bank of Montreal, 0.980%, 08/26/2020	950,009	0.2
900,000	(10)	Bank of Nova Scotia, 0.830%, 08/20/2020	899,454	0.2
900,000	(10)	Bank of Nova Scotia, 1.240%, 05/08/2020	900,311	0.2
1,275,000	(10)	Bedford Row Funding, 0.830%, 05/18/2020	1,275,229	0.3
325,000	(10)	BNP Paribas, 0.910%, 05/14/2020	324,927	0.1
950,000	(10)	Canadian Imperial Bank of Commerce, 0.240%, 08/28/2020	945,010	0.2
1,200,000	(10)	Coöperatieve Rabobank U.A., 0.990%, 04/20/2020	1,200,301	0.2
800,000	(10)	Crédit Agricole Group, 0.190%, 06/12/2020	798,238	0.2
2,125,000	(10)	Crédit Industriel et Commercial, 1.140%, 04/24/2020	2,125,597	0.4
800,000	(10)	Credit Suisse Group AG, 0.150%, 08/14/2020	796,583	0.2
1,275,000	(10)	Credit Suisse Group AG, 0.360%, 04/17/2020	1,274,954	0.2
375,000	(10)	J.P. Morgan Securities LLC, 1.190%, 07/08/2020	374,808	0.1
875,000	(10)	Lloyds Bank PLC, 0.220%, 09/08/2020	872,669	0.2
950,000	(10)	Lloyds Bank PLC, 1.100%, 08/07/2020	949,207	0.2
350,000	(10)	Mitsubishi UFJ Financial Group, Inc., 0.750%, 06/16/2020	349,857	0.1
1,025,000	(10)	Mizuho Financial Group Inc., 1.280%, 05/06/2020	1,025,436	0.2
1,250,000	(10)	Mizuho Financial Group Inc., 1.640%, 05/05/2020	1,250,590	0.2
950,000	(10)	National Bank of Canada, 1.840%, 07/16/2020	948,497	0.2
950,000	(10)	Oversea-Chinese Banking Corp., Ltd., 0.820%, 07/15/2020	949,286	0.2
450,000	(10)	Royal Bank Of Canada, 0.410%, 04/29/2020	449,706	0.1
1,375,000	(10)	Skandinaviska Enskilda Banken AB, 1.780%, 05/11/2020	1,374,340	0.3
950,000	(10)	Societe Generale, 0.290%, 09/04/2020	946,093	0.2
450,000	(10)	Sumitomo Mitsui Trust Holdings, Inc., 0.660%, 06/18/2020	449,669	0.1
450,000	(10)	Sumitomo Mitsui Trust Holdings, Inc., 0.760%, 06/15/2020	449,744	0.1
775,000	(10)	Sumitomo Mitsui Trust Holdings, Inc., 0.870%, 05/11/2020	775,174	0.1
1,300,000	(10)	The Norinchukin Bank, 1.200%, 04/24/2020	1,300,148	0.3
1,350,000	(10)	The Sumitomo Mitsui Financial Group, 1.040%, 05/12/2020	1,350,742	0.3
325,000	(10)	The Sumitomo Mitsui Financial Group, 1.860%, 05/01/2020	324,978	0.1
776,000	(10)	Toyota Motor Corp., 1.680%, 04/17/2020	775,665	0.1

	Total Floating Rate Notes
	(Cost $29,754,082)	29,754,082		6.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		U.S. Government Agency Obligations: 0.1%
500,000		Federal Home Loan Bank Discount Notes, 0.040%, 04/03/2020
		(Cost $499,992)	$ 499,998	0.1

		Repurchase Agreements: 4.0%
2,069,604	(10)	BNP Paribas S.A., Repurchase Agreement dated 03/31/20, 0.33%, due 04/01/20 (Repurchase Amount $2,069,623, collateralized by various U.S. Government Securities, 2.125%-6.875%, Market Value plus accrued interest $2,173,089, due 06/15/20-03/15/39)	2,069,604	0.4
2,490,689	(10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $2,490,690, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $2,540,503, due 05/01/20-02/20/70)	2,490,689	0.5
1,222,893	(10)	CF Secured LLC, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,222,894, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,247,352, due 12/15/21-11/20/66)	1,222,893	0.2
6,040,201	(10)	Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $6,040,203, collateralized by various U.S. Government Agency Obligations, 0.150%-8.500%, Market Value plus accrued interest $6,161,005, due 04/15/21-09/20/69)	6,040,201	1.2
2,800,000	(10)	MUFG Securities America Inc., Repurchase Agreement dated 03/03/20, 0.35%, due 05/05/20 (Repurchase Amount $2,801,692, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $2,939,998, due 10/15/20-09/09/49)	2,800,000	0.6
5,212,257	(10)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/20, 0.16%, due 04/01/20 (Repurchase Amount $5,212,280, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,329,225, due 04/01/20-09/09/49)	5,212,257	1.1

	Total Repurchase Agreements
	(Cost $19,835,644)	19,835,644		4.0

		Certificates of Deposit: 0.5%
250,000	(10)	Dz Bank Ag Deutsche Zentral-Genossenschaftsbank, 1.640%, 05/12/2020	250,124	0.0
825,000	(10)	Group BPCE, 1.790%, 04/13/2020	825,181	0.2
925,000	(10)	Landesbank Baden-Wurttemberg, 1.630%, 04/24/2020	925,495	0.2
600,000	(10)	Landesbank Baden-Wurttemberg, 1.640%, 04/21/2020	600,317	0.1

	Total Certificates of Deposit
	(Cost $2,601,117)	2,601,117		0.5

Shares			Value	Percentage of Net Assets
		Mutual Funds(10): 0.7%
690,000	(10), (11)	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.380%	690,000	0.2
1,460,000	(10),(11)	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.490%	1,460,000	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares	Value	Percentage of Net Assets
1,100,000	(10),(11)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%	$ 1,100,000	0.2
Total Mutual Funds
(Cost $3,250,000)	3,250,000	0.7

Total Short-Term Investments
(Cost $64,477,010)	64,474,855	13.2

Total Investments in Securities (Cost $573,359,295)	$ 524,931,889	107.1
Liabilities in Excess of Other Assets	(34,762,577)	(7.1)
Net Assets	$ 490,169,312	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2020.
(4)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(5)	Defaulted security.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Non-income producing security.
(8)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(9)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2020, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of March 31, 2020.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$ –	$ –	$ –	$ –
Consumer Staples	–	–	794,944	794,944
Energy	1	–	5,094	5,095
Health Care	246	–	–	246
Information Technology	8	–	–	8
Total Common Stock	255	–	800,038	800,293
Preferred Stock	–	–	–	–
Warrants	–	–	–	–
Corporate Bonds/Notes	–	453,636,916	–	453,636,916
Bank Loans	–	5,510,032	–	5,510,032
Convertible Bonds/Notes	–	509,793	–	509,793
Other	–	–	–	–
Short-Term Investments	–	64,474,855	–	64,474,855
Total Investments, at fair value	$ 255	$ 524,131,596	$ 800,038	$ 524,931,889

At March 31, 2020, Voya High Yield Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Green Field Energy Services, Inc. (Escrow)	8/25/2019	$ –	$ –
Millicom International Cellular S.A. (Escrow)	8/9/2017	–	–
		$ –	$ –

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $573,700,827.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 2,836,085
Gross Unrealized Depreciation	(51,605,023)
Net Unrealized Depreciation	$(48,768,938)